Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes to be Updated with Tax Provisions (Textual)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Federal net operating loss carry-forwards	$ 6,516	$ 5,669
State net operating loss carry-forwards	184	31
Federal tax credit	$ 190	190
Federal and state income tax examination, description	At December 31, 2019, the Company had approximately $23.7 million of federal net operating loss carryforwards subject to expiration beginning in 2027 and had approximately $2.6 million of state net operating loss carry-forwards subject to expiration beginning in 2027, while there are approximately $7.3 million of federal net operating loss carry-forwards which do not expire.
Federal research and development credits, expiration date	Dec. 31, 2033
Valuation allowances	$ 7,900	6,800
Domestic Tax Authority [Member]
Income Taxes to be Updated with Tax Provisions (Textual)
Federal net operating loss carry-forwards	31,000	27,000
State net operating loss carry-forwards	$ 11,700	$ 6,700